Net Loss Per Share Attributable to Ordinary Shareholders - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (131,072)	$ (30,934)	$ (20,041)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	9,224,186	4,614,860	2,044,951
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	9,224,186	4,614,860	2,044,951
Net loss per share attributable to ordinary shareholders, basic	$ (14.21)	$ (6.7)	$ (9.8)
Net loss per share attributable to ordinary shareholders, diluted	$ (14.21)	$ (6.7)	$ (9.8)